Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,535,680
Previously Paid Amount	19,822
Total Fee Amount	19,822
Net Fee	$ 0
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A